Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000258641 [Member]
Shareholder Report [Line Items]
Fund Name	Argent Focused Small Cap ETF
Class Name	Argent Focused Small Cap ETF
Trading Symbol	ALIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Argent Focused Small Cap ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/alil/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/alil/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://argentetfs.com/alil/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 18,307,715
Holdings Count | holding	43
Advisory Fees Paid, Amount	$ 60,029
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,307,715	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	43	Advisory Fees Paid	$60,029
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	22.4%
Financials	20.7%
Information Technology	16.8%
Health Care	11.9%
Consumer Discretionary	10.8%
Real Estate	6.8%
Materials	3.0%
Utilities	2.3%
Energy	2.2%
Communication Services	1.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Medpace Holdings, Inc.	4.3%
OneMain Holdings, Inc.	4.3%
ePlus, Inc.	4.2%
RBC Bearings, Inc.	4.0%
Houlihan Lokey, Inc.	3.8%
Victory Capital Holdings, Inc. - Class A	3.7%
Addus HomeCare Corp.	3.6%
Colliers International Group, Inc.	3.6%
Green Brick Partners, Inc.	3.5%
Enpro, Inc.	3.4%

C000258642 [Member]
Shareholder Report [Line Items]
Fund Name	Argent Large Cap ETF
Class Name	Argent Large Cap ETF
Trading Symbol	ABIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Argent Large Cap ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/abig/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/abig/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://argentetfs.com/abig/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 37,672,818
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 78,802
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,672,818	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	29	Advisory Fees Paid	$78,802
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.9%
Consumer Discretionary	15.9%
Financials	14.4%
Communication Services	11.2%
Industrials	9.4%
Health Care	8.1%
Energy	2.0%
Utilities	1.4%
Cash and Cash Equivalents	1.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	9.1%
Alphabet, Inc. - Class A	8.5%
NVIDIA Corp.	8.5%
Microsoft Corp.	7.8%
Applied Materials, Inc.	4.8%
Broadcom, Inc.	4.5%
Apple, Inc.	4.4%
TransDigm Group, Inc.	3.7%
Danaher Corp.	3.6%
United Rentals, Inc.	3.6%

C000236355 [Member]
Shareholder Report [Line Items]
Fund Name	Argent Mid Cap ETF
Class Name	Argent Mid Cap ETF
Trading Symbol	AMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Argent Mid Cap ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/amid/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/amid/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://argentetfs.com/amid/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 103,852,138
Holdings Count | holding	45
Advisory Fees Paid, Amount	$ 274,525
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$103,852,138	Portfolio Turnover Rate*	20%
# of Portfolio Holdings	45	Advisory Fees Paid	$274,525
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	23.2%
Financials	19.0%
Information Technology	16.9%
Health Care	15.8%
Consumer Discretionary	13.9%
Real Estate	4.3%
Utilities	2.7%
Consumer Staples	2.2%
Energy	1.8%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Medpace Holdings, Inc.	5.3%
HCA Healthcare, Inc.	4.7%
LPL Financial Holdings, Inc.	3.4%
Houlihan Lokey, Inc.	3.2%
Fortinet, Inc.	3.0%
Victory Capital Holdings, Inc. - Class A	3.0%
OneMain Holdings, Inc.	2.9%
TopBuild Corp.	2.8%
Comfort Systems USA, Inc.	2.8%
Somnigroup International, Inc.	2.8%